Annual Total Returns- Federated Hermes International Growth Fund (Class IS R6 Shares) [BarChart] - Class IS R6 Shares - Federated Hermes International Growth Fund - IS	2017	2018	2019	2020
Total	42.38%	(13.25%)	26.96%	43.20%